Short-Term Investments - Schedule of Short-term Investments (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Schedule of Short-term Investments [Line Items]
Short-term investments	$ 5,078	$ 31,949
Bonds [Member]
Schedule of Short-term Investments [Line Items]
Short-term investments	316	1,329
Money market instruments [Member]
Schedule of Short-term Investments [Line Items]
Short-term investments	$ 4,762	$ 30,620